Retirement Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Employer contributions to both plans	$ 4,500,000	$ 3,700,000	$ 2,800,000
Foreign Postretirement Benefit Plans, Defined Benefit | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Matching contribution percentage	100.00%
Defined contribution plan maximum annual contribution	$ 15,000
Foreign Postretirement Benefit Plans, Defined Benefit | UNITED STATES | Maximum
Defined Benefit Plan Disclosure [Line Items]
Eligible compensation, percentage	6.00%
Foreign Postretirement Benefit Plans, Defined Benefit | International
Defined Benefit Plan Disclosure [Line Items]
Matching contribution percentage	6.00%